LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 13,254	$ 22,674	$ 46,926
Additions	2,872	8,398	10,537
SEC Schedule III, Real Estate, Cost of Real Estate Sold	9,356	15,817	30,570
Valuation adjustments	(486)	(2,001)	(4,219)
Balance at end of year	6,284	13,254	22,674
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,850	5,187	8,208
SEC Schedule III, Real Estate, Cost of Real Estate Sold	6,993	12,722	28,933
Valuation adjustments	(345)	(1,617)	(3,765)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,022	3,211	2,329
SEC Schedule III, Real Estate, Cost of Real Estate Sold	2,363	3,095	1,637
Valuation adjustments	(141)	(384)	(454)
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	1,400	300
Balance at end of year	$ 400	$ 1,400	$ 300